Schedule of Investments ─ NYLI Cleaner Transport ETF

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.9%

Brazil — 0.2%
Rumo SA	4,010	$12,631

Canada — 0.4%
Boralex, Inc., Class A	607	10,830
Innergex Renewable Energy, Inc.(a)	2,095	10,531
Total Canada		21,361

China — 8.9%
BYD Co., Ltd., Class H	4,810	168,531
Geely Automobile Holdings Ltd.	19,099	35,052
Li Auto, Inc., Class A*	3,635	42,874
NIO, Inc.*(a)	6,218	26,862
NXP Semiconductors NV	683	142,440
Xinyi Solar Holdings Ltd.	29,551	12,099
XPeng, Inc., A Shares*	3,776	28,593
Zhuzhou CRRC Times Electric Co., Ltd., Class H	3,690	14,231
Total China		470,682

Denmark — 1.8%
AP Moller - Maersk A/S, Class B	18	26,693
Orsted A/S*	603	23,361
Vestas Wind Systems A/S*	3,141	43,294
Total Denmark		93,348

Finland — 0.5%
Wartsila OYJ Abp	1,476	28,010

France — 2.2%
Forvia SE	1,539	16,215
Legrand SA	816	83,877
Valeo SE	1,576	17,735
Total France		117,827

Germany — 12.3%
Bayerische Motoren Werke AG	1,007	82,281
E.ON SE	7,094	84,218
Infineon Technologies AG	4,167	138,857
Mercedes-Benz Group AG	2,503	153,310
Nordex SE*	1,035	12,040
Siemens AG	810	174,681
Total Germany		645,387

Japan — 14.5%
Central Japan Railway Co.	2,169	40,467
Denso Corp.	5,736	79,919
East Japan Railway Co.	2,802	50,204
Hitachi Ltd.	6,277	159,955
Koito Manufacturing Co., Ltd.	1,007	13,302
Panasonic Holdings Corp.	6,794	70,068
Shimano, Inc.	228	32,260
Sumitomo Electric Industries Ltd.	2,201	41,398
TDK Corp.	6,030	73,540
Toyota Motor Corp.	9,227	177,181
Yamaha Motor Co., Ltd.	2,706	22,787
Total Japan		761,081

Jersey — 0.9%
Aptiv PLC*	747	46,628

Portugal — 0.6%
EDP SA	9,592	30,273

Singapore — 0.9%
STMicroelectronics NV	2,041	46,307

South Korea — 2.0%
Hanwha Solutions Corp.*	1,124	15,293
Hyundai Mobis Co., Ltd.	191	34,638
LG Energy Solution Ltd.*	127	30,767
Samsung SDI Co., Ltd.	175	26,738
Total South Korea		107,436
	Shares	Value
Common Stocks (continued)

Spain — 3.6%
Acciona SA	103	$11,661
Corp. ACCIONA Energias Renovables SA	610	11,395
EDP Renovaveis SA	1,116	10,482
Iberdrola SA	11,002	156,003
Total Spain		189,541

Sweden — 0.5%
Thule Group AB	415	13,209
Volvo Car AB, B Shares*	5,979	13,583
Total Sweden		26,792

Switzerland — 3.3%
ABB Ltd.	2,747	151,107
Landis+Gyr Group AG*	180	12,409
Stadler Rail AG	593	13,257
Total Switzerland		176,773

Taiwan — 6.3%
Compal Electronics, Inc.	11,516	12,896
Delta Electronics, Inc.	5,708	76,303
Evergreen Marine Corp. Taiwan Ltd.	6,380	39,865
Giant Manufacturing Co., Ltd.	2,792	12,498
Taiwan High Speed Rail Corp.	15,021	12,553
Taiwan Semiconductor Manufacturing Co., Ltd.	5,113	177,318
Total Taiwan		331,433

United Kingdom — 2.9%
National Grid PLC	12,425	151,267

United States — 38.1%
Advanced Micro Devices, Inc.*	1,143	132,531
Alphabet, Inc., Class A	928	189,331
Apple, Inc.	661	155,996
Bloom Energy Corp., Class A*	617	14,549
BorgWarner, Inc.	724	23,096
Enphase Energy, Inc.*	415	25,846
Exelon Corp.	3,202	128,080
First Solar, Inc.*	324	54,276
General Electric Co.	861	175,274
Intel Corp.	6,518	126,645
Itron, Inc.*	142	15,245
Jabil, Inc.	346	56,194
Lucid Group, Inc.*	5,992	16,538
NextEra Energy, Inc.	1,993	142,619
NEXTracker, Inc., Class A*	445	22,437
Plug Power, Inc.*(a)	5,832	10,848
Rivian Automotive, Inc., Class A*(a)	2,339	29,378
Schneider Electric SE	610	155,583
Stellantis NV	6,514	87,774
Tesla, Inc.*	454	183,688
Texas Instruments, Inc.	780	143,996
Westinghouse Air Brake Technologies Corp.	545	113,316
Total United States		2,003,240

Total Common Stocks
(Cost $5,007,061)		5,260,017

Schedule of Investments ─ NYLI Cleaner Transport ETF (continued)

January 31, 2025 (unaudited)

	Shares	Value
Short-Term Investment — 0.7%

Money Market Fund — 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%(b)(c)
(Cost $35,247)	35,247	$35,247

Total Investments — 100.6% (Cost $5,042,308)		5,295,264
Other Assets and Liabilities, Net — (0.6)%		(32,071)
Net Assets — 100.0%		$5,263,193

		% of
Industry	Value	Net Assets
Consumer Discretionary	$1,469,398	27.9%
Information Technology	1,429,634	27.2
Industrials	1,385,639	26.3
Utilities	770,721	14.6
Communication Services	189,331	3.6
Money Market Funds	35,247	0.7
Materials	15,294	0.3
Total Investments	$5,295,264	100.6%
Other Assets and Liabilities, Net	(32,071)	(0.6)
Total Net Assets	$5,263,193	100.0%

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $85,323; total market value of collateral held by the Fund was $91,472. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $56,225.
(b)	Reflects the 1-day yield at January 31, 2025.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI Cleaner Transport ETF (continued)

January 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$5,260,017	$—	$—	$5,260,017
Short-Term Investment:
Money Market Fund	35,247	—	—	35,247
Total Investments in Securities	$5,295,264	$—	$—	$5,295,264

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended January 31, 2025 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.